Summary of Material Accounting Policies - Summary of Net Cash Flows Generated By (Used In) of Discontinued ePLDT Subsidiaries, Net of Intercompany Transactions (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Operating activities	₱ 81,731	₱ 85,765	₱ 76,200
Investing activities	(65,704)	(55,118)	(33,006)
Financing activities	(22,331)	(39,418)	(42,304)
Net effect of foreign exchange rate changes on cash and cash equivalents	138	(263)	414
Net cash outflows	₱ (6,166)	(9,034)	1,304
Discontinued operations [member] | ePLDT, Inc. [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Operating activities		(120)	(20)
Investing activities		31	4
Financing activities		(50)	(80)
Net effect of foreign exchange rate changes on cash and cash equivalents		8
Net cash outflows		₱ (131)	₱ (96)